CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 846,068	$ 1,305,608
Prepaid expenses	50,000	125,000
Total Current Assets	896,068	1,430,608
Marketable securities held in Trust Account	276,943,339	276,261,596
TOTAL ASSETS	277,839,407	277,692,204
Current Liabilities
Accounts payable and accrued expenses	158,947	136,694
Accrued offering costs	26,000	26,000
Income taxes payable	205,844	208,612
Total Current Liabilities	390,791	371,306
Deferred underwriting fee payable	9,625,000	9,625,000
Total Liabilities	10,015,791	9,996,306
Commitments and Contingencies (Note 6)
Class A common stock subject to possible redemption 26,136,620 and 26,180,927 shares at redemption value as of December 31, 2020 and 2019, respectively	262,823,607	262,695,890
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	4,086,689	4,214,410
Retained earnings	912,496	784,778
Total Stockholders' Equity	5,000,009	5,000,008
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	277,839,407	277,692,204
Class A Common stock
Stockholders' Equity
Common stock	136	132
Total Stockholders' Equity	136	132
Class B Common stock
Stockholders' Equity
Common stock	688	688
Total Stockholders' Equity	$ 688	$ 688